Personnel Costs (Tables)	12 Months Ended
Dec. 31, 2021
Personnel costs [Abstract]
Schedule of personnel costs
Thousands of $ For the years ended December 31	2021	2020	2019
The number of employees at the end of the year was:
Management (headcount)	4	4	4
Laboratory staff (headcount)	14	10	12
S&M staff (headcount)	111	109	110
G&A staff (headcount)	62	54	51
Total	191	177	177

Their aggregate remuneration comprised:
Wages and salaries	18,150	17,552	16,343
Social security costs	1,257	1,275	1,411
Pension costs	594	567	638
Health insurance expenses	2,324	2,093	1,882
Share-based compensation	1,222	1,295	872
Other costs	813	543	587
Total personnel costs	24,360	23,325	21,733